UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:       __ Amendment Number: __
  This Amendment (Check only one.) __ is a restatement.
                                          __ adds holdings entries.

Institutional Investment Manager Filing this Report:

Name: Atherton Lane Advisers, LLC
Address:    3000 Sand Hill Road, Bldg. 1, Suite 170
            Menlo Park, CA 94025

Form 13F File Number:   28-11768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William McDonnell
Title:      Chief Compliance Officer
Phone:      (650) 233-1200

Signature, Place and Date of Signing:



William McDonnell             Menlo Park, CA          November 12, 2009

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                118

Form 13F Information Table Value Total:         1,151,370 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER          TITLE OF            VALUE                SH/   PUT/  INV.     OTHER
                        CLASS    CUSIP      X1000     SHARES     PRN   CALL  DISC.    MGR          VOTING AUTH
                                                                                             SOLE        SHR    NONE

AFLAC INC               COM      001055102  872       19,096      SH         SOLE            19,096
AT&T INC                COM      00206R102  330       12,635      SH         SOLE            12,635
ACME PACKET INC         COM      004764106  276       27,829      SH         SOLE            27,829
ADOBE SYSTEMS INC       COM      00724F101  17,321    492,496     SH         SOLE            492,496
AIR PRODUCTS &          COM      009158106  14,909    179,150     SH         SOLE            179,150
CHEMICALS INC
ALCOA INC               COM      013817101  19,217    1,368,758   SH         SOLE            1,368,758
ALTRIA GROUP INC        COM      02209S103  242       13,289      SH         SOLE            13,289
AMERICAN EXPRESS CO     COM      025816109  715       19,609      SH         SOLE            19,609
ANADARKO PETROLEUM CORP COM      032511107  19,185    288,197     SH         SOLE            288,197
APACHE CORP             COM      037411105  901       8,829       SH         SOLE            8,829
APPLE INC               COM      037833100  1,208     5,888       SH         SOLE            5,888
APPLIED MATERIALS INC   COM      038222105  262       19,773      SH         SOLE            19,773
BP PLC ADR              ADR      055622104  1,010     17,828      SH         SOLE            17,828
BANK AMER CORP          COM      060505104  23,642    1,431,134   SH         SOLE            1,431,134
BARRICK GOLD CORP       COM      067901108  39,891    1,051,692   SH         SOLE            1,051,692
BAXTER INTERNATIONAL    COM      071813109  228       4,100       SH         SOLE            4,100
INC
BHP BILLITON LTD        SPONSORED088606108  17,525    236,882     SH         SOLE            236,882
SPNSRD ADR'S            ADR
BOEING COMPANY          COM      097023105  10,212    199,968     SH         SOLE            199,968
BOSTON SCIENTIFIC CORP  COM      101137107  91        10,828      SH         SOLE            10,828
BRISTOL MYERS SQUIBB CO COM      110122108  2,071     92,226      SH         SOLE            92,226
BURLINGTON NORTHN       COM      12189T104  11,718    138,472     SH         SOLE            138,472
SANTA FE CP
CVS CAREMARK CORP       COM      126650100  413       10,933      SH         SOLE            10,933
CALIFORNIA WATER        COM      130788102  2,746     69,094      SH         SOLE            69,094
SERVICE GRP
CATERPILLAR INC DEL     COM      149123101  23,288    396,464     SH         SOLE            396,464
CHEVRON CORP NEW        COM      166764100  2,579     33,364      SH         SOLE            33,364
CHINA LIFE INSURANCE    SPON     16939P106  21,853    312,586     SH         SOLE            312,586
CO LTD                  ADR REP
                        H
CHINA MOBILE LTD ADR    ADR      16941M109  20,539    415,177     SH         SOLE            415,177
CISCO SYS INC           COM      17275R102  26,818    1,109,119   SH         SOLE            1,109,119
CITIGROUP INC           COM      172967101  124       27,799      SH         SOLE            27,799
COCA-COLA FEMSA SA      SPONSORED191241108  369       6,775       SH         SOLE            6,775
SPON ADR                ADR
CONOCOPHILLIPS          COM      20825C104  270       5,100       SH         SOLE            5,100
CTRIP COM INTL LTD ADR  ADR      22943F100  18,887    311,160     SH         SOLE            311,160
DEERE & CO              COM      244199105  14,033    290,062     SH         SOLE            290,062
DELL INC                COM      24702R101  1,753     113,602     SH         SOLE            113,602
DEVON ENERGY CORP (NEW) COM      25179M103  16,700    237,352     SH         SOLE            237,352
DONALDSON COMPANY, INC  COM      257651109  597       15,535      SH         SOLE            15,535
DU PONT E I DE NEMOURS  COM      263534109  239       7,016       SH         SOLE            7,016
& CO
E HOUSE CHINA HLDGS     SPONSORED26852W103  12,076    570,425     SH         SOLE            570,425
ADR SPON                ADR
E TRADE FINANCIAL CORP  COM      269246104  33        19,500      SH         SOLE            19,500
EMERSON ELECTRIC        COM      291011104  8,256     205,518     SH         SOLE            205,518
COMPANY
ENCANA CORP             COM      292505104  8,905     144,397     SH         SOLE            144,397
EXXON MOBIL CORP        COM      30231G102  10,467    140,606     SH         SOLE            140,606
FREEPORT MCMORAN        COM      35671D857  281       3,389       SH         SOLE            3,389
COPPER&GOLD
GAMMON GOLD INC         COM      36467T106  133       15,000      SH         SOLE            15,000
GARDNER DENVER          COM      365558105  320       8,470       SH         SOLE            8,470
MACHINERY INC
GENERAL ELEC CO         COM      369604103  1,629     106,173     SH         SOLE            106,173
GILEAD SCIENCES INC     COM      375558103  5,501     123,333     SH         SOLE            123,333
GOLDCORP INC            COM      380956409  31,137    764,103     SH         SOLE            764,103
GOLDMAN SACHS GROUP INC COM      38141G104  32,179    175,183     SH         SOLE            175,183
GOOGLE INC CLASS A      CL A     38259P508  16,349    29,506      SH         SOLE            29,506
HALLIBURTON CO          COM      406216101  232       7,400       SH         SOLE            7,400
HEWLETT PACKARD CORP    COM      428236103  16,096    333,119     SH         SOLE            333,119
HONEYWELL               COM      438516106  14,051    364,672     SH         SOLE            364,672
INTERNATIONAL INC
INTEL CORP              COM      458140100  20,312    1,009,521   SH         SOLE            1,009,521
INTERNATIONAL BUSINESS  COM      459200101  1,735     14,139      SH         SOLE            14,139
MACHS
ISHARES MSCI BRAZIL     MSCI     464286400  52,960    704,730     SH         SOLE            704,730
INDEX FUND              BRAZIL
ISHARES INC MSCI        MSCI     464286673  73,589    6,683,873   SH         SOLE            6,683,873
SINGAPORE               SINGAPORE
ISHARES INC MSCI JAPAN  MSCI     464286848  305       30,757      SH         SOLE            30,757
                        JAPAN
ISHARES INC MSCI HONG   MSCI     464286871  85,675    5,230,443   SH         SOLE            5,230,443
KONG                    HONG
                        KONG
ISHARES TRUST DJ SEL    DJ SEL   464287168  482       11,244      SH         SOLE            11,244
DIV INDEX               DIV INX
ISHARES FTSE/XINHUA     FTSE     464287184  64,157    1,447,576   SH         SOLE            1,447,576
CHINA 25                XNHUA
                        IDX
JPMORGAN CHASE & CO     COM      46625H100  1,075     23,513      SH         SOLE            23,513
JOHNSON & JOHNSON       COM      478160104  2,144     35,190      SH         SOLE            35,190
KINDER MORGAN ENERGY    COM      494550106  201       3,525       SH         SOLE            3,525
PARTNERS
LOCKHEED MARTIN CORP    COM      539830109  5,693     79,536      SH         SOLE            79,536
MCDONALDS CORP          COM      580135101  322       5,409       SH         SOLE            5,409
MCKESSON CORP           COM      58155Q103  8,672     142,709     SH         SOLE            142,709
MEDTRONIC INC           COM      585055106  5,520     148,277     SH         SOLE            148,277
MICROSOFT CORP          COM      594918104  981       36,911      SH         SOLE            36,911
MIDCAP SPDR TRUST       UNIT     595635103  375       2,905       SH         SOLE            2,905
                        SER 1
MILLIPORE CORP          COM      601073109  8,265     116,409     SH         SOLE            116,409
MONSANTO COMPANY        COM      61166W101  1,735     23,080      SH         SOLE            23,080
MOTOROLA INC            COM      620076109  113       13,569      SH         SOLE            13,569
NETAPP INC              COM      64110D104  311       10,700      SH         SOLE            10,700
NEW ORIENTAL EDUC &     SPON ADR 647581107  12,517    171,792     SH         SOLE            171,792
TECH GROUP
NIKE INC CL B           CL B     654106103  6,094     93,474      SH         SOLE            93,474
NUSTAR ENERGY LP        UNIT COM 67058H102  235       4,324       SH         SOLE            4,324
OCEANAGOLD CORP         COM      675222103  115       100,000     SH         SOLE            100,000
ORACLE CORP             COM      68389X105  15,844    714,015     SH         SOLE            714,015
PPG INDUSTRIES          COM      693506107  243       4,000       SH         SOLE            4,000
PACIFIC CAPITAL BANCORP COM      69404P101  17        12,502      SH         SOLE            12,502
PAYCHEX INC             COM      704326107  13,041    450,935     SH         SOLE            450,935
PEPSICO INC             COM      713448108  537       8,725       SH         SOLE            8,725
PETROCHINA CO LTD       SPONSORED71646E100  19,930    150,936     SH         SOLE            150,936
                        ADR
PFIZER INC              COM      717081103  2,615     148,921     SH         SOLE            148,921
PHILIP MORRIS INTL INC  COM      718172109  930       18,806      SH         SOLE            18,806
PIMCO HIGH INCOME FUND  COM SHS  722014107  67,806    6,433,208   SH         SOLE            6,433,208
POWERSHARES QQQ TRUST   UNIT     73935A104  956       22,071      SH         SOLE            22,071
SER-1                   SER 1
PRAXAIR INC             COM      74005P104  258       3,056       SH         SOLE            3,056
PRECISION CASTPARTS     COM      740189105  262       2,533       SH         SOLE            2,533
CORP
PROCTER & GAMBLE CO     COM      742718109  5,402     92,927      SH         SOLE            92,927
PUBLIC STORAGE          COM      74460D109  1,736     23,249      SH         SOLE            23,249
RASER TECHNOLOGIES INC  COM      754055101  31        22,585      SH         SOLE            22,585
ROYAL BANK OF CANADA    COM      780087102  12,588    233,199     SH         SOLE            233,199
ROYAL DUTCH SHELL PLC   CL A ADR 780259206  863       14,062      SH         SOLE            14,062
CL A ADR
S&P DEPOSITORY          UNIT     78462F103  619       5,661       SH         SOLE            5,661
RECEIPTS TRUST          SER 1
SPDR GOLD TRUST         GOLD SHS 78463V107  737       7,093       SH         SOLE            7,093
SPDR BARCLAYS CAPITAL   BRCLYS   78464A516  1,487     25,115      SH         SOLE            25,115
INTL                    INTL ETF
SABA SOFTWARE INC (NEW) COM      784932600  116       27,500      SH         SOLE            27,500
SCHLUMBERGER LIMITED    COM      806857108  11,985    174,703     SH         SOLE            174,703
SCHWAB CHARLES CORP     COM      808513105  19,126    1,056,677   SH         SOLE            1,056,677
SILICON STORAGE         COM      827057100  185       80,250      SH         SOLE            80,250
TECHNOLOGY INC
SPIRIT AEROSYSTEMS      CL A     848574109  1,500     85,679      SH         SOLE            85,679
HOLD - CL A
STARBUCKS CORPORATION   COM      855244109  9,149     442,844     SH         SOLE            442,844
STRYKER CORP            COM      863667101  5,045     103,073     SH         SOLE            103,073
SUNTECH POWER HOLDINGS  ADR      86800C104  9,350     651,992     SH         SOLE            651,992
- ADR
TARGET CORP             COM      87612E106  12,205    246,625     SH         SOLE            246,625
TEXAS INSTRUMENTS INC   COM      882508104  12,172    509,708     SH         SOLE            509,708
3M CO                   COM      88579Y101  17,669    224,252     SH         SOLE            224,252
UNITED PARCEL SERVICE   COM      911312106  8,611     150,813     SH         SOLE            150,813
INC
VARIAN MEDICAL SYSTEMS  COM      92220P105  502       12,000      SH         SOLE            12,000
INC
VMWARE INC - CLASS A    CL A     928563402  14,778    330,020     SH         SOLE            330,020
WAL MART STORES INC     COM      931142103  10,835    214,637     SH         SOLE            214,637
WELLS FARGO & CO (NEW)  COM      949746101  24,004    795,624     SH         SOLE            795,624
YAHOO INC               COM      984332106  5,279     298,736     SH         SOLE            298,736
ARCH CAPITAL GROUP LTD  ORD      G0450A105  213       3,078       SH         SOLE            3,078
ACCENTURE PLC           SHS CL A G1151C101  233       6,200       SH         SOLE            6,200
INGERSOLL RAND PLC      SHS      G47791101  249       7,036       SH         SOLE            7,036


Q:\EDGAR EasePlus\6749-1 Atherton\9-30-09 Form 13F\atherton13f.rtf